Other liabilities	12 Months Ended
Dec. 31, 2024
Accruals and deferred income including contract liabilities [abstract]
Other liabilities	Other liabilities

	2024	2023
	£m	£m
Accruals and deferred income	4,479	4,315
Other creditors	4,828	6,638
Items in the course of collection due to other banks	99	89
Lease liabilities (refer to Note 20)	1,205	971
Other liabilities	10,611	12,013